Statements of Cash Flows (USD $)	12 Months Ended		24 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash Flow from operating activities
Net Income (Loss)	$ (8)	$ 0	$ (29,989)
Net cash provided by operating activities	(8)		(29,989)
Cash flows from investing activities		0	0
Cash flows from financing activities
Proceeds from loan payable		0	0
Proceeds from sale of common stock	5		31,215
Net cash provided by financing activities	5	5,985	5,985
Increase (decrease) in cash
Cash, beginning at the period	7,210	1,225	0
Cash, end at the period	$ 7,212	$ 7,210	$ 7,212